(ICON)

Prudential Government Income Fund, Inc.

SEMI
ANNUAL
REPORT
Aug. 31, 1996

(LOGO)

Prudential Government Income Fund, Inc.

Performance At A Glance.
The last six months were difficult for bond investors. Stronger than expected economic growth pushed interest rates higher and bond prices lower from
March through August. As a result, the Prudential Government Income Fund produced a negative return for the six months ended August 31, slightly below the average U.S. government bond fund tracked by Lipper Analytical
Services. However, for the last 12 months, returns were positive.

Cumulative Total Returns1                             As of
8/31/96
                              Six     One    Five     Ten
Since
                             Months   Year   Years   Years
Inception2
Class A                      -1.2%    2.7%   38.2%    N/A
61.0%
Class B                      -1.5     1.9    33.0     85.8%
129.0
Class C                      -1.5     2.0     N/A     N/A
13.0
Class Z                       N/A     N/A     N/A     N/A
2.4
Lipper General U.S.
    Government Fund Avg.3    -1.0     2.6    36.6     92.9
144.5

Average Annual Total Returns1                             As
of 9/30/96
               One       Five        Ten         Since
               Year      Years      Years      Inception2
Class A       -0.6%      5.7%       N/A           7.0%
Class B       -2.3       5.6        6.7%          7.6
Class C        1.7       N/A        N/A           6.6
Class Z        N/A       N/A        N/A           **

                             Total Dividends      30-Day
                             Paid for Six Mos.   SEC Yield
Dividends        Class A          $0.30            6.27%
& Yields         Class B          $0.27            5.85
As of            Class C          $0.27            5.93
8/31/96          Class Z          $0.31            6.70

Past performance is not indicative of future results.
Principal
and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1Source: Prudential Mutual Fund Management and Lipper
Analytical
Services. The cumulative total returns do not take into account sales charges. The average annual returns do take into account applicable sales charges. The Fund charges a maximum front-end sales load of 4% for Class A shares and a declining contingent deferred sales charge (CDSC) 5%, 4%, 3%, 2%, 1% and 1% for six years, for Class B shares. Class C shares have a 1% CDSC for one year. Class B shares automatically convert to Class A shares on a quarterly basis, after approximately seven years.
Class Z shares have been in existence for less than one year.

**The cumulative total return of Class Z shares as of 9/30/96 was -0.2%. An average annual total return for a full year is not yet available. The annualized return for a period of less than one year is not meaningful.

2Inception dates: 1/22/90 Class A; 4/22/85 Class B; 8/1/94
Class C;
3/4/96 Class Z.

3The Lipper category includes 175 funds for six months, 170 funds for one year, 71 funds for 5 years, 38 funds for 10 years, and 20 funds since inception of the Class B shares on 4/22/85.

How Investments Compared.
(As of 8/31/96)

(GRAPH)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate (sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

Money Market Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Barbara L. Kenworthy, Fund Manager
(PICTURE)

Portfolio
Manager's Report

The Prudential Government Income Fund is designed for investors who want high current return, primarily from bonds issued or guaranteed by the U.S. government or its agencies. At least 65% of the Fund's total assets are invested in U.S. government securities.
There can
be no assurance that the Fund's objective will be achieved.

Overview.

Barbara Kenworthy actively trades between the different government bond sectors and maturities, seeking superior yields and capital appreciation potential wherever those opportunities may exist.

Strategy Session.

What Happened?
1995 was an exceptional year for government bond investors
as the
economy grew at the slowest rate in four years. As interest
rates
fell sharply, bond prices rose. 1996 has not been as kind.
Economic
growth accelerated in the second quarter at the fastest rate in two
years -- 4.7%, setting off new fears of rising inflation,
and
unemployment hit  a seven-year low in August, prompting
fears of
wage inflation. The yield of the 10-year U.S. Treasury rose
by
nearly a full percentage point over the last six months, to
6.94%
on August 30.

Of course, when yields rise, bond prices fall, because investors quickly lose interest in older bonds issued at lower interest rates. Bond funds typically defend your assets in these situations by moving into shorter maturity instruments. They also try to add yield. That's why we elected to sell longer maturity U.S.
Treasurys
and buy mortgages and government agency debt, particularly that of the Federal Home Loan Mortgage Corporation.

During the six months ended August 31, our assets in government agency debt nearly doubled, to 24% from 14%, while our holdings in U.S.
Treasurys fell to 33% from 42%. Our assets in mortgages increased slightly to 40%.

This Fund is generally managed as an intermediate-maturity fund.
When interest rates are falling, we tend to hold a combination of shorter and longer term bonds (because the prices of longer term bonds rise more rapidly when interest rates fall). When interest rates rise, we will generally hold more intermediate term bonds.
We chose this alternative, because when interest rates are volatile, principal is safer in what investment professionals call the "belly" of the interest rate curve -- the middle, or 5- to 15-year maturity range.

   Portfolio Breakdown.
  Expressed as a percentage of
total investments as of 8/31/96.
        (PIE CHART)

What Went Well.

We Liked Callables.
As interest rates rose, the longer term bonds suffered the most. We were glad we held on to our high-yielding, callable
U.S.Treasurys,
like our 12.5% Treasurys due in 2014 and our 13.25%
Treasurys due
in 2014. These bonds are somewhat unusual. They were issued in those periods of spectacularly high interest rates (the late
1970s and
early 1980s), so the Treasury retained the option of redeeming them
(or calling them) five years before maturity. So the prices of these bonds behave like 13-year bonds, rather than 18-year bonds. In today's interest rate climate, we like holding
Treasurys
that are callable, because they carry higher yields depending on when they were issued.

Acquiring Agencies.
Government agency bonds were the second-best performing group of the
U. S. taxable bond market over the six months ended August 31, so we are glad we dramatically increased our holdings, to 24% from 14% of total net assets. These securities are ever so slightly below Treasurys in credit quality, but they do carry higher yields. When interest rates are rising, these bonds are attractive because their higher coupons make them more desirable, so they tend to hold their value better. For example, we purchased Federal Home Loan Mortgage Corporation securities (Freddie
Mac) carrying 5.99% coupons and due in 2001 (yet callable in
1998) and
6.96% coupons due in 2005 but callable in 1998.

And Not So Well.
Too Long, Too Long.

Although we shortened duration in late 1995, we still kept a duration which was too long. Our Fund's duration generally varies from 5.5 to 6 years, and we held it closer to its upper limit in late winter and early spring because we thought the economy would grow slowly in 1996. That decision hurt our performance.
The weakness in economic growth in 1996 turned out to be temporary. When it was clear that growth was substantially stronger than many suspected, we dropped our duration to 5.1 years in June. We wish we had done so earlier.

More Mortgages.
Holding more mortgage backed securities would also have helped. We did increase our holdings in government agency debt substantially, and had we moved more heavily into mortgages, our performance would have improved. We tend to hold about 33% to 40% in mortgages to maintain a high yield, and we did increase their percentage of total net assets to 40%. While this group was our largest single holding we wished we held even more, because it was the best performing group in the U.S. taxable bond market.

Five Largest Issuers.
12.4%   U.S. Treasury Bond
        12.375%, 5/15/04
 8.7%   U.S. Treasury Bond
        12.50%, 8/15/14
 4.9%   U.S. Treasury Bond
        12.75%, 11/15/10
 4.8%   Federal Home Loan
        Mortgage Corporation
 4.1%   Government National
        Mortgage Association

Expressed as a percentage of total net assets as of 8/31/96.

Looking Ahead.

We expect the Federal Reserve at some point will have to raise interest rates to defend against rising inflation as a result of rapid economic growth this year. But we don't expect that rates will rise a lot.

We believe we can add value by monitoring the bond markets closely to determine which sectors and maturities are more valuable than others at any given time. We will continue to look for maturities that offer the best opportunity, and expect to focus on mortgages and agencies, because their higher yields will best defend assets against rising interest rates.

President's Letter
October 7, 1996
(PICTURE)

Dear Shareholder:

Last year, U.S. stocks and bonds generally posted extraordinary returns.
Investors celebrated this performance by putting record amounts of new money into mutual funds in the first few months of 1996.
According to
figures released by the Investment Company Institute, a mutual fund industry trade group, new investments in mutual funds reached an all-time monthly high of $33 billion in January of 1996. An additional $66 billion was invested in the following three months, although this rapid inflow subsided somewhat in late spring.

While we are pleased that mutual funds are attracting new investors, we're concerned that some of them may be "buying last year's returns."
Few expect 1995's virtual non-stop returns from the stock and bond markets. In fact, 1996's markets have been volatile so far (stock and bond prices go down just as they go up). There's no better time than now to be talking with your Financial Advisor or Registered Representative. She or he can help you determine reasonable expectations about both the potential performance and risks associated with your investments.

Changes at Prudential.
There have been some important changes recently at Prudential that were made with you in mind. Prudential Mutual Funds has moved under the umbrella of Prudential's newly created "Prudential Investments."
This group manages and administers nearly $190 billion in client assets and provides mutual funds, annuities, defined benefit and defined contribution plans to our individual and institutional investors.
We plan to improve the range and quality of investment products and services that we can provide you by better leveraging Prudential's strengths. There will, however, be no change in the service you receive from your Financial Advisor, Registered Representative or our Customer Service unit.

We're excited about our future and hope that you are, too.
Thank you
for your continued support and confidence in Prudential
Mutual Funds.

Sincerely,

Richard A. Redeker
President

Portfolio of Investments as
of August 31, 1996 (Unaudited)      PRUDENTIAL GOVERNMENT
INCOME FUND

Principal
Amount
(000)        Description                     Value (Note 1)
     -------------------------------------------------------
-----
LONG-TERM INVESTMENTS--98.7%
     -------------------------------------------------------
-----
U.S. Government Agency Mortgage Pass-Throughs--39.4%
             Federal Home Loan Mortgage Corp.,
  $38,396    7.50%, 2/01/22 - 4/01/25             $
37,628,296
   67,843    8.00%, 1/01/22 - 9/01/24
67,892,429
    5,901    8.50%, 6/01/07 - 4/01/20
6,081,977
    2,730    11.50%, 10/01/19
3,059,734
             Federal National Mortgage Assoc.,
   23,783    6.50%, 10/01/23 - 6/01/24
21,991,011
   50,829    7.00%, 2/01/24 - 5/01/24
48,384,418
   34,342    7.50%, 4/01/07 - 5/01/10
34,327,418
   46,763    8.00%, 5/01/25 - 4/01/26
46,774,775
   45,498    8.50%, 6/01/17 - 3/01/25
46,426,236
   11,712    9.00%, 8/01/24 - 4/01/25
12,176,739
             Government National Mortgage
                Assoc.,
   28,786    6.50%, 12/15/23 - 5/15/24
26,826,612
   56,741    7.00%, 12/15/22 - 11/15/24
54,183,671
   59,443    7.50%, 5/15/02 - 3/15/26
58,209,508
   40,072    8.00%, 7/15/16 - 3/15/24
40,573,429
   23,265    9.00%, 4/15/01 - 12/15/09
24,211,894
   22,842    9.50%, 10/15/09 - 12/15/17
24,619,902
             Government National Mortgage Assoc. II,
    4,319    9.50%, 5/20/18 - 8/20/21
4,579,184
                                                  ----------
----
             Total U.S. Government Agency
                Mortgage Pass-Throughs
                (cost $553,244,425)
557,947,233
------------------------------------------------------------
U.S. Government Obligations--32.7%
             United States Treasury Bonds,
    3,000(b) 7.625%, 2/15/25
3,143,430
  133,000(b) 12.375%, 5/15/04
175,871,220
   85,500(b) 12.50%, 8/15/14
123,454,305
   50,000(b) 12.75%, 11/15/10
69,047,000
   25,000(b) 13.25%, 5/15/14
37,519,500
             United States Treasury Notes,
  $20,000    7.00%, 7/15/06                       $
20,078,200
    5,000    8.875%, 5/15/00
5,362,500
             United States Treasury Strip,
   70,200    Zero Coupon, 2/15/09
28,963,116
                                                  ----------
----
             Total U.S. Government Obligations
                (cost $487,063,220)
463,439,271
------------------------------------------------------------
U.S. Government Agency Securities--22.2%
             Federal Home Loan Bank,
    1,000    6.78%, 7/24/02
973,440
             Federal Home Loan Mortgage Corp.,
   28,425    5.99%, 3/06/01
27,328,079
   26,435    6.235%, 6/29/00
25,835,983
   39,000    6.71%, 6/11/02
38,104,170
   38,995    6.96%, 10/26/05
37,374,368
   24,810    6.99%, 5/24/02
24,457,202
             Federal National Mortgage Assoc.,
   25,000    6.70%, 8/10/01
24,589,750
             Financing Corp. Strip,
    5,000    Zero Coupon, 3/07/04
2,931,850
             Israel AID,
   37,600    Zero Coupon, 5/15/15
9,369,920
   37,600    Zero Coupon, 5/15/16
8,685,600
             Small Business Administration
                Participation Certificate,
   25,130    6.45%, 12/01/15
22,896,630
   35,000    7.25%, 8/01/16
34,300,000
             Tennessee Valley Authority,
   38,800    Series 1995-B, 6.235%, 7/15/45
37,850,176
   20,000    Series 1996-A, 5.98%, 4/01/36
20,017,600
                                                  ----------
----
             Total U.S. Government Agency
                Securities (cost $317,802,336)
314,714,768

------------------------------------------------------------
--------------------
See Notes to Financial Statements.
3 -----

Portfolio of Investments as
of August 31, 1996 (Unaudited)              PRUDENTIAL
GOVERNMENT INCOME FUND

Principal
Amount
(000)        Description                     Value (Note 1)
     -------------------------------------------------------
-----
U.S. Government Agency-Stripped Security--1.7%
             Federal National Mortgage Assoc.,
  $50,000    Zero Coupon, 7/24/06
                (cost $25,644,500)                $
24,625,000
------------------------------------------------------------
Asset-Backed Securities--1.2%
             Bank of America Master Credit Card Trust,
   12,000    Series 96-A Class A,
                5.59875%, 8/15/03
12,000,000
             Structured Asset Securities Corp.,
    5,000    Series 95-C1 Class C,
                7.375%, 9/25/24
4,714,063
                                                  ----------
----
             Total Asset-Backed Securities
                (cost $16,568,150)
16,714,063
------------------------------------------------------------
Supranational Bond--0.8%
             International Bank For
                Reconstruction
                & Development,
   10,000    8.625%, 10/15/16
                (cost $12,400,900)
11,089,900
------------------------------------------------------------
Collateralized Mortgage Obligation--0.4%
             Resolution Trust Corp.,
    5,487    7.75%, 9/25/29
                (cost $5,226,229)
5,313,675
------------------------------------------------------------
Adjustable Rate Mortgage Pass-Throughs--0.3%
             Ryland Mortgage Securities Corp.,
    4,074    Mortgage Participation Securities,
                Series 1993-3 Class A-3,
                7.44817%, 9/25/24
                (cost $4,155,020)
4,067,195
------------------------------------------------------------
             Total long-term investments
                (cost $1,422,104,780)
1,397,911,105
                                                  ----------
----
SHORT-TERM INVESTMENTS--0.6%
------------------------------------------------------------
Repurchase Agreement--0.6%
   $8,213    Joint Repurchase Agreement
                Account,
                5.258%, 9/03/96
                (cost $8,213,000)                 $
8,213,000
------------------------------------------------------------
Total Investments Before Outstanding Options Written--99.3%
             (cost $1,430,317,780; Note 4)
1,406,124,105
OUTSTANDING CALL OPTIONS WRITTEN
Contracts(a)
             United States Treasury Bond,
      250    Expiring November '96 @ $148
                (premiums received $603,281)
(234,375)
------------------------------------------------------------
Total Investments, Net of Outstanding Options Written--99.3%
             (cost $1,429,714,499)
1,405,889,730
             Other assets in excess of
                liabilities--0.7%
10,037,755
                                                  ----------
----
             Net Assets--100%
$1,415,927,485
                                                  ----------
----
                                                  ----------
----

---------------
AID--Agency for International Development
(a) One contract equals $10,000 of par value.
(b) Principal amount segregated as collateral for options
written. Approximate
    aggregate value of segregated securities is
$259,000,000.
------------------------------------------------------------
--------------------
-----                                  4      See Notes to
Financial Statements.

Statement of Assets and
Liabilities (Unaudited)     PRUDENTIAL GOVERNMENT INCOME
FUND
------------------------------------------------------------
--------------------

Assets
August 31, 1996
Investments, at value (cost
$1,430,317,780).............................................
 ..................      $1,406,124,105
Cash........................................................
 ..............................................
15,476
Interest
receivable..................................................
 .....................................          17,454,690
Receivable for Fund shares
sold........................................................
 ...................             397,822
Deferred expenses and other
assets......................................................
 ..................              44,902

---------------
   Total
assets......................................................
 .....................................       1,424,036,995

---------------
Liabilities
Payable for Fund shares
reacquired..................................................
 ......................           2,719,951
Accrued expenses and other
liabilities.................................................
 ...................           2,492,540
Dividends
payable.....................................................
 ....................................           1,547,279
Management fee
payable.....................................................
 ...............................             613,899
Distribution fee
payable.....................................................
 .............................             501,466
Outstanding call option written, at value (premiums received
$603,281)....................................
234,375

---------------
   Total
liabilities.................................................
 .....................................           8,109,510

---------------
Net
Assets......................................................
 ..........................................
$1,415,927,485

---------------

---------------
Net assets were comprised of:
   Common stock, at
par.........................................................
 ..........................      $    1,641,011
   Paid-in capital in excess of
par.........................................................
 ..............       1,570,462,496

---------------

1,572,103,507
   Accumulated net realized losses on
investments.................................................
 ........        (132,351,255 )
   Net unrealized depreciation on
investments.................................................
 ............         (23,824,767 )

---------------
Net assets at August 31,
1996........................................................
 .....................      $1,415,927,485

---------------

---------------
Class A:
   Net asset value and redemption price per share
      ($857,511,349 / 99,414,439 shares of common stock
issued and outstanding)...........................
$8.63
   Maximum sales charge (4.0% of offering
price)......................................................
 ....                 .36

---------------
   Maximum offering price to
public......................................................
 .................               $8.99

---------------

---------------
Class B:
   Net asset value, offering price and redemption price per
share
      ($542,231,787 / 62,809,614 shares of common stock
issued and outstanding)...........................
$8.63

---------------

---------------
Class C:
   Net asset value, offering price and redemption price per
share
      ($2,514,887 / 291,313 shares of common stock issued
and outstanding)................................
$8.63

---------------

---------------
Class Z:
   Net asset value, offering price and redemption price per
share
      ($13,669,462 / 1,585,696 shares of common stock issued
and outstanding).............................
$8.62

---------------

---------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.
5 -----

PRUDENTIAL GOVERNMENT INCOME FUND
Statement of Operations (Unaudited)

                                                 Six Months
                                                    Ended
Net Investment Income                          August 31,
1996
Income
  Interest..................................    $
58,058,531
                                               -------------
--
Expenses
  Management fee............................
3,755,101
  Distribution fee--Class A.................
674,196
  Distribution fee--Class B.................
2,424,081
  Distribution fee--Class C.................
8,519
  Transfer agent's fees and expenses........
1,185,000
  Reports to shareholders...................
324,000
  Custodian's fees and expenses.............
252,000
  Registration fees.........................
71,000
  Audit fee and expenses....................
35,000
  Directors' fees...........................
24,000
  Legal fees and expenses...................
20,000
  Insurance expense.........................
16,000
  Miscellaneous.............................
3,044
                                               -------------
--
     Total expenses.........................
8,791,941
                                               -------------
--
Net investment income.......................
49,266,590
                                               -------------
--
Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss):
  Investment transactions...................
(11,957,577)
  Financial futures contracts...............
251,987
  Written option transactions...............
(799,531)
                                               -------------
--

(12,505,121)
                                               -------------
--
Net change in unrealized
  appreciation/depreciation on:
  Investments...............................
(58,074,095)
  Written options...........................
368,906
                                               -------------
--

(57,705,189)
                                               -------------
--
Net loss on investments.....................
(70,210,310)
                                               -------------
--
Net Decrease in Net Assets
Resulting from Operations...................    $
(20,943,720)
                                               -------------
--
                                               -------------
--

PRUDENTIAL GOVERNMENT INCOME FUND
Statement of Changes in Net Assets (Unaudited)

                                   Six Months
                                      Ended            Year
Ended
Increase (Decrease)                August 31,
February 29,
in Net Assets                         1996
1996
Operations
  Net investment income........  $    49,266,590     $
99,348,829
  Net realized gain (loss) on
     investment transactions...      (12,505,121)
53,485,429
  Net change in unrealized
     appreciation/depreciation
     on investments............      (57,705,189)
34,676,738
                                 ---------------    --------
---------
  Net increase (decrease) in
     net assets resulting from
     operations................      (20,943,720)
187,510,996
                                 ---------------    --------
---------
Dividends to shareholders from
  net investment income
     (Note 1)
     Class A...................      (30,670,468)
(60,495,599)
     Class B...................      (18,061,885)
(38,807,245)
     Class C...................          (70,992)
(45,985)
     Class Z...................         (463,245)
--
                                 ---------------    --------
---------
                                     (49,266,590)
(99,348,829)
                                 ---------------    --------
---------
Fund share transactions (net of
  share conversions) (Note 5)
  Net proceeds from shares
     subscribed................      124,934,746
226,050,700
  Net asset value of shares
     issued to shareholders in
     reinvestment of
     dividends.................       28,904,321
57,501,726
  Cost of shares reacquired....     (256,483,789)
(360,013,003)
                                 ---------------    --------
---------
  Decrease in net assets from
     Fund share transactions...     (102,644,722)
(76,460,577)
                                 ---------------    --------
---------
Total increase (decrease)......     (172,855,032)
11,701,590
Net Assets
Beginning of period............    1,588,782,517
1,577,080,927
                                 ---------------    --------
---------
End of period..................  $ 1,415,927,485     $
1,588,782,517
                                 ---------------    --------
---------
                                 ---------------    --------
---------

------------------------------------------------------------
--------------------
-----                                  6      See Notes to
Financial Statements.

Notes to Financial Statements (Unaudited)      PRUDENTIAL
GOVERNMENT INCOME FUND
------------------------------------------------------------
--------------------
Prudential Government Income Fund, (the ``Fund'') is
registered under the
Investment Company Act of 1940 as a diversified, open-end
management investment
company. Investment operations commenced on April 22, 1985.
The Fund's
investment objective is to seek a high current return. The
Fund will seek to
achieve this objective by investing primarily in U.S.
Government and agency
securities and writing and purchasing put and call options
and net gains from
closing purchase and sale transactions.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Fund in the preparation of its financial statements. Security Valuation: The Fund values portfolio securities on the basis of current market quotations provided by dealers or by a pricing
service approved by the
Board of Directors, which uses information such as
quotations from dealers,
market transactions in comparable securities, various
relationships between
securities and calculations on yield to maturity in
determining values. Options
and financial futures contracts listed on exchanges are
valued at their closing
price on the applicable exchange. When market quotations are not readily
available, a security is valued at fair value as determined
in good faith by or
under the direction of the Board of Directors.
Short-term securities which mature in more than 60 days are
valued at current
market quotations. Short-term securities which mature in 60
days or less are
valued at amortized cost.
In connection with repurchase agreement transactions, the
Fund's custodian, or
designated subcustodians as the case may be under triparty
repurchase
agreements, takes possession of the underlying collateral
securities, the value
of which exceeds the principal amount of the repurchase
transaction, including
accrued interest. To the extent that any repurchase
transaction exceeds one
business day, the value of the collateral is marked-to-
market on a daily basis
to ensure the adequacy of the collateral. If the seller
defaults and the value
of the collateral declines or if bankruptcy proceedings are
commenced with
respect to the seller of the security, realization of the
collateral by the Fund
may be delayed or limited.
Options: The Fund may either purchase or write options in
order to hedge against
adverse market movements or fluctuations in value caused by
changes in
prevailing interest rates with respect to securities which
the Fund currently
owns or intends to purchase. The Fund's principal reason for writing options is
to realize, through receipt of premiums, a greater current
return than would be
realized on the underlying security alone. When the Fund
purchases an option, it
pays a premium and an amount equal to that premium is
recorded as an investment.
When the Fund writes an option, it receives a premium and an amount equal to
that premium is recorded as a liability. The investment or
liability is adjusted
daily to reflect the current market value of the option. If
an option expires
unexercised, the Fund realizes a gain or loss to the extent
of the premium
received or paid. If an option is exercised, the premium
received or paid is an
adjustment to the proceeds from the sale or the cost of the
purchase in
determining whether the Fund has realized a gain or loss.
The difference between
the premium and the amount received or paid on effecting a
closing purchase or
sale transaction is also treated as a realized gain or loss.
Gain or loss on
purchased options is included in net realized gain (loss) on investment
transactions. Gain or loss on written options is presented
separately as net
realized gain (loss) on written option transactions.
The Fund, as a writer of an option, may have no control over whether the
underlying securities may be sold (called) or purchased
(put). As a result, the
Fund bears the market risk of an unfavorable change in the
price of the security
underlying the written option. The Fund, as purchaser of an
option, bears the
risk of the potential inability of the counterparties to
meet the terms of their
contracts.
Dollar Rolls: The Fund enters into mortgage dollar rolls in
which the Fund sells
mortgage securities for delivery in the current month,
realizing a gain or loss
and simultaneously contracts to repurchase somewhat similar
(same type, coupon
and maturity) securities on a specified future date. During
the roll period, the
Fund forgoes principal and interest paid on the securities.
The Fund is
compensated by the interest earned on the cash proceeds of
the initial sale and
by the lower repurchase price at the future date. The
difference between the
sales proceeds and the lower repurchase price is recorded as interest income.
The Fund maintains a segregated account, the dollar value of which is at least
equal to its obligations, in respect of dollar rolls. There
were no dollar rolls
outstanding as of August 31, 1996.
Securities Lending: The Fund may lend its U.S. Government
securities to
broker-dealers or government securities dealers. The loans
are secured by
collateral at least equal at all times to the market value
of the securities
loaned. The Fund may bear the risk of delay in recovery of,
or even loss of
rights in, the securities loaned should the borrower of the
securities fail
financially. The Fund receives compensation for lending its
securities in the
form of fees or it retains a portion of interest on the
investment of any
------------------------------------------------------------
--------------------

7 -----

Notes to Financial Statements (Unaudited)      PRUDENTIAL
GOVERNMENT INCOME FUND
------------------------------------------------------------
--------------------
cash received as collateral. The Fund also continues to
receive interest on the
securities loaned and any gain or loss in the market price
of the securities
loaned that may occur during the term of the loan will be
for the account of the
Fund. There were no loans outstanding as of August 31, 1996. Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains or losses on
sales of securities are
calculated on the identified cost basis. Interest income is
recorded on the
accrual basis. Net investment income (other than
distribution fees) and
unrealized and realized gains or losses are allocated daily
to each class of
shares based upon the relative proportion of net assets of
each class at the
beginning of the day. Expenses are recorded on the accrual
basis which may
require the use of certain estimates by management. Dividends and Distributions: The Fund declares daily and pays monthly dividends from net investment income. The Fund will distribute at
least annually any net
capital gains in excess of loss carryforwards. Dividends and distributions are
recorded on the ex-dividend date.
Income distributions and capital gain distributions are
determined in accordance
with income tax regulations which may differ from generally
accepted accounting
principles.
Federal Income Taxes: It is the Fund's policy to continue to meet the
requirements of the Internal Revenue Code applicable to
regulated investment
companies and to distribute all of its taxable net income to its shareholders.
Therefore, no federal income tax provision is required.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential Mutual
Fund Management, LLC.
(``PMF''). Pursuant to this agreement, PMF has
responsibility for all investment
advisory services and supervises the subadviser's
performance of such services.
PMF has entered into a subadvisory agreement with The
Prudential Investment
Corporation (``PIC''); PIC furnishes investment advisory
services in connection
with the management of the Fund. PMF pays for the cost of
the subadviser's
services, the compensation of officers of the Fund,
occupancy and certain
clerical and bookkeeping costs of the Fund. The Fund bears
all other costs and
expenses.
The management fee paid PMF is computed daily and payable
monthly, at an annual
rate of .50 of 1% of the Fund's average daily net assets up
to $3 billion and
 .35 of 1% of the average daily net assets of the Fund in
excess of $3 billion.
The Fund had a distribution agreement with Prudential Mutual
Fund Distributors,
Inc. (``PMFD''), which acted as the distributor of the Class
A shares of the
Fund through January 1, 1996. Effective January 2, 1996,
Prudential Securities
Incorporated (``PSI''), became the distributor of the Class
A shares of the Fund
and is serving the Fund under the same terms and conditions
as under the
arrangement with PMFD. PSI is also the distributor of the
Class B and Class C
shares of the Fund. The Fund compensated PMFD and PSI for
distributing and
servicing the Fund's Class A, Class B and Class C shares,
pursuant to plans of
distribution, (the ``Class A, B and C Plans'') regardless of expenses actually
incurred by them. The distribution fees are accrued daily
and payable monthly.
Pursuant to the Class A Plan, the Fund compensates PSI for
its
distribution-related expenses with respect to Class A
shares, at an annual rate
of up to .30 of 1% of the average daily net assets of the
Class A shares. Such
expenses under the Class A Plan were .15 of 1% of the
average daily net assets
of the Class A shares for the period ended August 31, 1996. Pursuant to the Class B Plan, the Fund compensates PSI for its distribution-related expenses with respect to Class B shares at an annual rate
of up to 1% of the average daily net assets up to $3
billion, .80 of 1% of the
next $1 billion of such net assets and .50 of 1% over $4
billion of the average
daily net assets of the Class B shares. Such expenses under
the Class B Plan
were charged at an effective rate of .825 of 1% of the
average daily net assets
of Class B shares.
Pursuant to the Class C Plan, the Fund compensates PSI for
its
distribution-related expenses with respect to Class C shares at an annual rate
of up to .825 of 1% of the average daily net assets up to $3 billion, .80 of 1%
of the next $1 billion of such net assets and .50 of 1% over
$4 billion of the
average daily net assets of the Class C shares. Such
expenses under Class C Plan
were charged at an effective rate of .75 of 1% of average
daily net assets.
PMFD and PSI advised the Fund that they have received
approximately $108,000 in
front-end sales charges resulting from sales of Class A
shares during the period
ended August 31, 1996. From these fees, PMFD paid such sales charges to dealers
which in turn paid commissions to salespersons.
------------------------------------------------------------
--------------------
-----                                  8

Notes to Financial Statements (Unaudited)      PRUDENTIAL
GOVERNMENT INCOME FUND
------------------------------------------------------------
--------------------
PSI has advised the Fund that for the period ended August
31, 1996 it received
approximately $621,000 in contingent deferred sales charges
imposed upon
redemptions by certain Class B and Class C shareholders. PMFD is a wholly-owned subsidiary of PMF; PSI, PMF and PIC are indirect, wholly-owned subsidiaries of The Prudential Insurance
Company of America.
------------------------------------------------------------
Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services, Inc. (``PMFS''), a wholly-
owned subsidiary of
PMF, serves as the Fund's transfer agent. During the period
ended August 31,
1996, the Fund incurred fees of approximately $929,000 for
the services of PMFS.
As of August 31, 1996, approximately $147,000 of such fees
were due to PMFS.
Transfer agent fees and expenses in the Statement of
Operations also include
certain out of pocket expenses paid to non-affiliates.
------------------------------------------------------------
Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the period ended August 31, 1996, were $799,866,254 and $827,849,028, respectively.
The federal income tax cost basis of the Fund's investments, at August 31, 1996 was the same as for book purposes and, accordingly, net unrealized appreciation for federal income tax purposes was $23,824,767 (gross unrealized appreciation-$34,788,677; gross unrealized depreciation- $10,963,910).
The Fund had a capital loss carryforward as of February 29, 1996 of approximately $119,847,000 of which $11,970,000 expires in 1998, $41,965,000 expires in 1999 and $65,912,000 expires in 2003. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Transactions in written options during the period ended August 31, 1996 were as follows:

                                       Number of
Premiums
                                       Contracts
Received
                                       ---------    --------
--
Options written......................     1,000
$1,550,312
Options terminated in closing
  purchase transactions..............      (750)
(947,031)
Options expired......................     --            --
                                       ---------    --------
--
Options outstanding at August 31,
  1996...............................       250     $
603,281
                                       ---------    --------
--
                                       ---------    --------
--

Note 5. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.0%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Effective March 4, 1996 the Fund commenced offering Class Z shares.
Class Z shares are not subject to any sales charge and are offered exclusively for sale to participants of the PSI 401(k) Plan, a defined contribution plan sponsored by PSI.
There are 2 billion shares of common stock, $.01 par value per share, divided into four classes, designated Class A, B, C and Class Z common stock, each of which consists of 500,000,000 authorized shares. Transactions in shares of common stock were as follows:

Class A                                Shares         Amount
-----------------------------------  -----------   ---------
----
Six months ended August 31, 1996:
Shares sold........................   10,695,696   $
94,681,115
Shares issued in reinvestment of
  dividends........................    2,011,078
17,642,425
Shares reacquired..................  (20,491,833)
(180,732,527)
                                     -----------   ---------
----
Net decrease in shares outstanding
  before conversion................   (7,785,059)
(68,408,987)
Shares sold upon conversion from
  Class B..........................    4,170,454
36,524,539
Shares reaquired upon conversion
  into Class Z.....................   (1,559,278)
(14,231,482)
                                     -----------   ---------
----
Net decrease in shares
  outstanding......................   (5,173,883)  $
(46,115,930)
                                     -----------   ---------
----
                                     -----------   ---------
----
Year ended February 29, 1996:
Shares sold........................   11,604,764   $
103,313,788
Shares issued in reinvestment of
  dividends........................    3,905,262
35,174,408
Shares reacquired..................  (23,885,431)
(215,512,733)
                                     -----------   ---------
----
Net decrease in shares
  outstanding before conversion....   (8,375,405)
(77,024,537)
Shares sold upon conversion from
  Class B..........................   11,556,901
103,626,580
                                     -----------   ---------
----
Net increase in shares
  outstanding......................    3,181,496   $
26,602,043
                                     -----------   ---------
----
                                     -----------   ---------
----

------------------------------------------------------------
--------------------

9 -----

Notes to Financial Statements (Unaudited)      PRUDENTIAL
GOVERNMENT INCOME FUND
------------------------------------------------------------
--------------------

Class B                                Shares         Amount
-----------------------------------  -----------   ---------
----
Six months ended August 31, 1996:
Shares sold........................    2,664,121   $
23,412,641
Shares issued in reinvestment of
  dividends........................    1,226,065
10,767,717
Shares reacquired..................   (7,896,308)
(69,350,460)
                                     -----------   ---------
----
Net decrease in shares outstanding
  before conversion................   (4,006,122)
(35,170,102)
Shares reacquired upon conversion
  into Class A.....................   (4,170,454)
(36,524,539)
                                     -----------   ---------
----
Net decrease in shares
  outstanding......................   (8,176,576)  $
(71,694,641)
                                     -----------   ---------
----
                                     -----------   ---------
----
Year ended February 29, 1996:
Shares sold........................   14,021,663   $
120,993,355
Shares issued in reinvestment of
  dividends........................    2,476,368
22,291,045
Shares reacquired..................  (16,054,530)
(144,301,708)
                                     -----------   ---------
----
Net increase in shares
  outstanding before conversion....      443,501
(1,017,308)
Shares reacquired upon conversion
  into Class A.....................  (11,547,682)
(103,626,580)
                                     -----------   ---------
----
Net decrease in shares
  outstanding......................  (11,104,181)
$(104,643,888)
                                     -----------   ---------
----
                                     -----------   ---------
----
Class C
-----------------------------------
Six months ended August 31, 1996:
Shares sold........................      117,934   $
1,042,567
Shares issued in reinvestment of
  dividends........................        6,348
55,698
Shares reacquired..................      (31,885)
(280,285)
                                     -----------   ---------
----
Net increase in shares
  outstanding......................       92,397   $
817,980
                                     -----------   ---------
----
                                     -----------   ---------
----
August 1, 1994* through
  February 28, 1996:
Shares sold........................      217,329   $
1,948,923
Shares issued in reinvestment of
  dividends........................        4,489
40,453
Shares reacquired..................      (22,902)
(208,444)
                                     -----------   ---------
----
Net increase in shares
  outstanding......................      198,916   $
1,780,932
                                     -----------   ---------
----
                                     -----------   ---------
----

---------------
* Commencement of offering of Class C shares.

Class Z                                Shares         Amount
-----------------------------------  -----------   ---------
----
March 4, 1996** through
  August 31, 1996:
Shares sold........................      669,281   $
5,798,423
Shares issued in reinvestment of
  dividends........................       50,051
438,481
Shares reacquired..................     (692,914)
(6,120,517)
                                     -----------   ---------
----
Net increase in shares outstanding
  before conversion from Class A...       26,418
116,387
Shares issued upon conversion from
  Class A..........................    1,559,278
14,231,482
                                     -----------   ---------
----
Net increase in shares
  outstanding......................    1,585,696   $
14,347,869
                                     -----------   ---------
----
                                     -----------   ---------
----

---------------
** Commencement of offering of Class Z shares.
------------------------------------------------------------
Note 6. Acquisition of The Prudential Institutional Income
Fund
On September 20, 1996, the Fund acquired all the net assets
of The Prudential
Institutional Fund, Income Fund (``Income Fund'') pursuant
to a plan of
reorganization approved by Income Fund shareholders on
September 6, 1996. The
acquisition was accomplished by a tax-free exchange of
6,698,193 Class Z shares
of the Fund for 5,948,930 shares of Income Fund valued at
$58,006,352 in the
aggregate on September 20, 1996. The aggregate net assets of the Fund and Income
Fund immediately before the acquisition were $1,410,024,195
and $58,006,352
(including $172,817 of net unrealized depreciation),
respectively.
------------------------------------------------------------
--------------------
-----                                  10

Financial Highlights (Unaudited)               PRUDENTIAL
GOVERNMENT INCOME FUND
------------------------------------------------------------
--------------------

Class A
                                                  ----------
------------------------------------------------------------
----
                                                   Six
Months
                                                     Ended
Year Ended February 29/28,
                                                   August
31,      ---------------------------------------------------
------
                                                      1996
1996         1995        1994        1993        1992
                                                  ----------
--     --------     --------     -------     -------     ---
----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..........      $   9.04
$   8.59     $   9.13     $  9.40     $  9.17     $  9.02
                                                  ----------
--     --------     --------     -------     -------     ---
----
Income from investment operations
Net investment income.........................          0.30
0.60         0.59        0.61        0.66        0.68
Net realized and unrealized gain (loss) on
   investment transactions....................
(0.41)          0.45        (0.54)      (0.25)       0.35
0.37
                                                  ----------
--     --------     --------     -------     -------     ---
----
  Total from investment operations............
(0.11)          1.05         0.05        0.36        1.01
1.05
                                                  ----------
--     --------     --------     -------     -------     ---
----
Less distributions
Dividends from net investment income..........
(0.30)         (0.60)       (0.59)      (0.61)      (0.66)
(0.68)
Distributions in excess of accumulated
   gains......................................            --
--           --       (0.02)         --          --
Distributions from paid-in capital in excess
   of par.....................................            --
--           --          --       (0.12)      (0.22)
                                                  ----------
--     --------     --------     -------     -------     ---
----
  Total distributions.........................
(0.30)         (0.60)       (0.59)      (0.63)      (0.78)
(0.90)
                                                  ----------
--     --------     --------     -------     -------     ---
----
Net asset value, end of period................      $   8.63
$   9.04     $   8.59     $  9.13     $  9.40     $  9.17
                                                  ----------
--     --------     --------     -------     -------     ---
----
                                                  ----------
--     --------     --------     -------     -------     ---
----
TOTAL RETURN(a):..............................
(1.23)%        12.41%         .83%       3.90%      11.55%
12.18%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...............      $857,511
$945,038     $871,145     $51,673     $61,297     $33,181
Average net assets (000)......................      $891,599
$909,169     $ 95,560     $55,921     $46,812     $29,534
Ratios to average net assets:
  Expenses, including distribution fees.......
0.91%(b)       0.91%        0.98%       0.84%       0.84%
0.86%
  Expenses, excluding distribution fees.......
0.76%(b)       0.76%        0.83%       0.69%       0.69%
0.71%
  Net investment income.......................
6.82%(b)       6.65%        7.45%       6.48%       7.17%
7.51%
For Class A, B, C and Z shares:
  Portfolio turnover rate.....................
54%           123%         206%         80%         36%
187%

---------------
(a) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(b) Annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.
11 -----

Financial Highlights (Unaudited)               PRUDENTIAL
GOVERNMENT INCOME FUND
------------------------------------------------------------
--------------------

Class B
                                                  ----------
-----------------------------------------------------------
                                                  Six Months
                                                     Ended
Year Ended February 29/28,
                                                  August 31,
-----------------------------------------------------
                                                     1996
1996          1995           1994           1993
                                                  ----------
-     --------     ----------     ----------     ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..........     $    9.04
$   8.60     $     9.13     $     9.40     $     9.17
                                                  ----------
-     --------     ----------     ----------     ----------
Income from investment operations
Net investment income.........................          0.27
0.54           0.53           0.53           0.58
Net realized and unrealized gain (loss) on
   investment transactions....................
(0.41)         0.44          (0.53)         (0.25)
0.35
                                                  ----------
-     --------     ----------     ----------     ----------
  Total from investment operations............
(0.14)         0.98             --           0.28
0.93
                                                  ----------
-     --------     ----------     ----------     ----------
Less distributions
Dividends from net investment income..........
(0.27)        (0.54)         (0.53)         (0.53)
(0.58)
Distributions in excess of accumulated
   gains......................................            --
--             --          (0.02)            --
Distributions from paid-in capital in excess
   of par.....................................            --
--             --             --          (0.12)
                                                  ----------
-     --------     ----------     ----------     ----------
  Total distributions.........................
(0.27)        (0.54)         (0.53)         (0.55)
(0.70)
                                                  ----------
-     --------     ----------     ----------     ----------
Net asset value, end of period................     $    8.63
$   9.04     $     8.60     $     9.13     $     9.40
                                                  ----------
-     --------     ----------     ----------     ----------
                                                  ----------
-     --------     ----------     ----------     ----------
TOTAL RETURN(a):..............................
(1.56)%       11.54%           .24%          3.03%
10.61%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...............     $ 542,232
$641,946     $  705,732     $2,202,555     $2,680,259
Average net assets (000)......................     $ 582,865
$647,515     $1,735,413     $2,487,990     $2,670,924
Ratios to average net assets:
  Expenses, including distribution fees.......
1.58%(b)      1.58%          1.66%          1.68%
1.69%
  Expenses, excluding distribution fees.......
0.76%(b)      0.76%          0.80%          0.69%
0.69%
  Net investment income.......................
6.15%(b)      5.99%          6.17%          5.64%
6.32%

                                                   1992
                                                ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..........  $     9.02
                                                ----------
Income from investment operations
Net investment income.........................        0.60
Net realized and unrealized gain (loss) on
   investment transactions....................        0.37
                                                ----------
  Total from investment operations............        0.97
                                                ----------
Less distributions
Dividends from net investment income..........       (0.60)
Distributions in excess of accumulated
   gains......................................          --
Distributions from paid-in capital in excess
   of par.....................................       (0.22)
                                                ----------
  Total distributions.........................       (0.82)
                                                ----------
Net asset value, end of period................  $     9.17
                                                ----------
                                                ----------
TOTAL RETURN(a):..............................       11.27%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...............  $2,724,428
Average net assets (000)......................  $2,903,704
Ratios to average net assets:
  Expenses, including distribution fees.......        1.71%
  Expenses, excluding distribution fees.......        0.71%
  Net investment income.......................        6.66%

---------------
(a) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(b) Annualized.
------------------------------------------------------------
--------------------
-----                                  12     See Notes to
Financial Statements.

Financial Highlights (Unaudited)               PRUDENTIAL
GOVERNMENT INCOME FUND
------------------------------------------------------------
--------------------

Class C                         Class Z
                                                  ----------
-----------------------------------     ----------

August 1,        March 4,
                                                  Six Months
1994(c)         1996(d)
                                                     Ended
Year Ended        Through         Through
                                                  August 31,
February 29,     February 28,     August 31,
                                                     1996
1996             1995            1996
                                                  ----------
-     ------------     ------------     ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..........     $    9.04
$ 8.60           $ 8.69         $   9.13
                                                  ----------
-     ------------     ------------     ----------
Income from investment operations
Net investment income.........................          0.27
0.54             0.31             0.31
Net realized and unrealized gain (loss) on
   investment transactions....................
(0.41)          0.44            (0.09)           (0.51)
                                                  ----------
-     ------------     ------------     ----------
  Total from investment operations............
(0.14)          0.98             0.22            (0.20)
                                                  ----------
-     ------------     ------------     ----------
Less distributions
Dividends from net investment income..........
(0.27)         (0.54)           (0.31)           (0.31)
                                                  ----------
-     ------------     ------------     ----------
Net asset value, end of period................     $    8.63
$ 9.04           $ 8.60         $   8.62
                                                  ----------
-     ------------     ------------     ----------
                                                  ----------
-     ------------     ------------     ----------
TOTAL RETURN(a):..............................
(1.52)%        11.63%            2.75%           (2.37)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...............     $   2,515
$1,799           $  204         $ 13,669
Average net assets (000)......................     $   2,253
$  765           $  111         $ 13,368
Ratios to average net assets:
  Expenses, including distribution fees.......
1.51%(b)       1.51%            1.63%(b)         0.76%(b)
  Expenses, excluding distribution fees.......
0.76%(b)       0.76%            0.88%(b)         0.76%(b)
  Net investment income.......................
6.15%(b)       5.99%            6.69%(b)         6.99%(b)

---------------
(a) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(b) Annualized.
(c) Commencement of offering of Class C shares.
(d) Commencement of offering of Class Z shares.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.
13 -----

Getting
The Most
From Your
Prudential
Mutual
Fund.

Some mutual fund shareholders won't ever read this -- they don't read annual and semi-annual reports. It's quite understandable. These annual and semi-annual reports are prepared to comply with Federal regulations. They are often written in language that is difficult to understand. So when most people run into those particularly daunting sections of these reports, they don't read them.

We think that's a mistake.

At Prudential Mutual Funds, we've made some changes to our report to make it easier to understand and more pleasant to read, in hopes you'll find it profitable to spend a few minutes familiarizing yourself with your investment.
Here's what you'll find in the report:

At A Glance
Since an investment's performance is often a shareholder's primary concern, we present performance information in two different formats.
You'll find it first
on the "At A Glance" page where we compare the Fund and the comparable average calculated by Lipper Analytical Services, a nationally recognized mutual fund rating agency. We report both the cumulative total returns and the average annual total returns. The cumulative total return is the total amount of income and appreciation the Fund has achieved in various time periods. The average annual total return is an annualized representation of the Fund's performance -- it generally smoothes out returns and gives you an idea how much the Fund has earned in an average year, for a given time period. Under the performance box, you'll see legends that explain the performance information, whether fees and sales charges have been included in returns, and the inception dates for the Fund's share classes.

See the performance comparison charts at the back of the report for more performance information. And keep in mind that past performance is not indicative of future results.

Portfolio
Manager's Report
The portfolio manager who invests your money for you reports on successful -- and not-so-successful -- strategies in this section of your report. Look for recent purchases and sales here, as well as information about the sectors the portfolio manager favors and any changes that are on the drawing board.

Portfolio Of
Investments
This is where the report begins to look technical, but it's really just a listing of each security held at the end of the reporting period, along with valuations and other information. Please note that sometimes we discuss a security in the Portfolio Manager's Report that doesn't appear in this listing because it was sold before the close of the reporting period.

Statement Of Assets
And Liabilities
The balance sheet shows the assets (the value of the Fund's holdings), liabilities (how much the Fund owes) and net assets (the Fund's equity, or holdings after the Fund pays its debts) as of the end of the reporting period.
It also shows how we calculate the net asset value per share for each class of shares. The net asset value is reduced by payment of your dividend, capital gain, or other distribution, but remember that the money or new shares are being paid or issued to you. The net asset value fluctuates daily along with the value of every security in the portfolio.

Statement Of
Operations
This is the income statement, which details income (mostly interest and dividends earned) and expenses (including what you pay us to manage your money). You'll also see capital gains here -- both realized and unrealized.

Statement Of Changes
In Net Assets
This schedule shows how income and expenses translate into changes in net assets. The Fund is required to pay out the bulk of its income to shareholders every year, and this statement shows you how we do it -- through dividends and distributions -- and how that affects the net assets. This statement also shows how money from investors flowed into and out of the Fund.

Notes To Financial
Statements
This is the kind of technical material that can intimidate readers, but it does contain useful information. The Notes provide a brief history and explanation of your Fund's objectives. In addition, they also outline how Prudential Mutual
Funds prices securities. The Notes also explain who manages and distributes the
Fund's shares, and more importantly, how much they are paid for doing so.
Finally, the Notes explain how many shares are outstanding and the number issued and redeemed over the period.

Financial Highlights
This information contains many elements from prior pages, but on a per share basis. It is designed to help you understand how the Fund performed and to compare this year's performance and expenses to those of prior years.

Independent
Auditor's Report
Once a year, an outside auditor looks over our books and certifies that the information is fairly presented and complies with generally accepted accounting principles.

Tax Information
This is information which we report annually about how much of your total return is taxable. Should you have any questions, you may want to consult a tax advisor.

Performance
Comparison
These charts are included in the annual report and are required by the
Securities Exchange Commission. Performance is presented here as a hypothetical
$10,000 investment in the Fund since its inception or for 10 years (whichever is shorter). To help you put that return in context, we are required to include the performance of an unmanaged, broad based securities index, as well. The index does not reflect the cost of buying the securities it contains or the cost of managing a mutual fund. Of course, the index holdings do not mirror those of the fund -- the index is a broadly based reference point commonly used by investors to measure how well they are doing. A definition of the selected index is also provided. Investors generally cannot invest directly in an index.

Getting
The Most
From Your
Prudential
Mutual
Fund.


Change Your Mind.
You can exchange your shares in most Prudential Mutual Funds for shares in most other Prudential Mutual Funds, without charges. This may be most helpful if your investment needs change.

Reinvest Dividends Free Of Charge.
Reinvest your dividends and/or capital gains distributions automatically -- without charge.

Invest For Retirement.
There is no minimum investment for an IRA. Plus, you defer taxes on your investment earnings by investing in an IRA.

If you'd like, you can contribute up to $2,000 a year in an IRA. If you are married, you and your spouse (if not working outside the home) can contribute up to $2,250 a year. (Withdrawals are taxed as ordinary income and may be subject to a 10% penalty prior to age 59 1/2.)

Change Your Job.
You can take your pension with you. Use a rollover IRA to manage your company-sponsored retirement plan while retaining the special tax-deferred advantages.

Invest In Your Children.
There's no fee to open a custodial account for a child's education or other needs.

Take Income.
Would you like to receive monthly or quarterly checks in any amount from your fund account? Just let us know. We'll take care of it.
Of course,
there are minimum amounts. And shares redeemed may be subject to tax, and Class B and C shares may be subject to contingent deferred sales charges. We'll gladly answer your questions.

Keep Informed.
We want to keep you up-to-date. Of course, you receive account activity statements every quarter. But you also receive annual and semi-annual fund reports, as well as other important updates on events that affect your investments, including tax information.

This material is only authorized for distribution when preceded or accompanied by a current prospectus. Read the prospectus carefully before you invest or send money.

                                Prudential Mutual Funds
                                Gateway Center Three
                                100 Mulberry Street
                                Newark, NJ  07102-4077

                                (800) 225-1852
                                http:\\www.prudential.com

Directors
Edward D. Beach
Delayne Dedrick Gold
Harry A. Jacobs, Jr.
Thomas T. Mooney
Thomas H. O'Brien
Thomas A. Owens, Jr.
Richard A. Redeker
Stanley E. Shirk

Officers
Richard A. Redeker, President
David W. Drasnin, Vice President
Robert F. Gunia, Vice President
Eugene S. Stark, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Ellyn C. Vogin, Assistant Secretary

Manager
Prudential Mutual Fund Management LLC.
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07101

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services, Inc.
P.O. Box 15005
New Brunswick, NJ 08906

Independent Auditors
Deloitte & Touche LLP
Two World Financial Center
New York, NY 10281

Legal Counsel
Shereff, Freidman, Hoffman & Goodman, LLP
919 Third Avenue
New York, NY 10022

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 1996 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

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